Intangible Assets (Details Narrative) (10K) - USD ($)			12 Months Ended
	Mar. 05, 2015	Jan. 27, 2012	Dec. 31, 2016
Milestones payment	$ 75,000
April 2017 [Member]
Milestones payment		$ 150,000	$ 150,000
April 2019 [Member]
Milestones payment		$ 250,000
Through 2029 [Member]
Amortization expenses			$ 75,000